Condensed Consolidating Statement of Income Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues	$ 547,773		$ 578,818		$ 2,473,531		$ 2,279,613		$ 2,141,144
Cost of operations
Theatre operating expenses	404,831		417,429		1,778,331		1,673,184		1,583,615
General and administrative expenses	37,212		33,561		146,442		125,428		107,015
Depreciation and amortization	39,032	[1]	36,816	[1]	147,675	[1]	154,449	[1]	143,508	[1]
Impairment of long-lived assets	844		185		3,031		7,033		12,538
(Gain) loss on sale of assets and other	(342)		836		12,168		8,792		(431)
Total cost of operations	481,577		488,827		2,087,647		1,968,886		1,846,245
Operating income	66,196		89,991		385,884		310,727		294,899
Other income (expense)
Interest expense	(32,606)	[2]	(32,133)	[2]	(123,665)	[2]	(123,102)	[2]	(112,444)	[2]
Distributions from NCM	(2,290)		(2,658)		(7,470)		(7,125)		(5,486)
Equity in income (loss) of affiliates	2,421		1,790		13,109		5,651		(3,438)
Loss on early retirement of debt					(5,599)		(4,945)		(3)
Loss on marketable securities-RealD							(12,610)
Other income	2,133		3,632		8,459		7,943		7,156
Total other income (expense)	(21,949)		(18,680)		(86,884)		(102,902)		(85,368)
Income before income taxes	44,247		71,311		299,000		207,825		209,531
Income taxes	10,831		28,121		126,216		73,872		58,601
Net income	33,416		43,190		172,784		133,953		150,930
Less: Net income attributable to noncontrolling interests	468		772		2,471		2,025		3,543
Net income attributable to Cinemark USA, Inc.	32,948		42,418		170,313		131,928		147,387
National CineMedia LLC
Other income (expense)
Distributions from NCM	6,103		8,031		20,812		24,161		23,358
Parent Company
Revenues	142,781		160,850		665,280		608,978		596,034
Cost of operations
Theatre operating expenses	117,543		126,725		528,658		505,348		528,352
General and administrative expenses	5,366		4,186		19,452		18,535		18,006
Depreciation and amortization	8,732		8,770		33,475		34,542		30,993
Impairment of long-lived assets	34		22		1,364		3,156		1,270
(Gain) loss on sale of assets and other	215		312		1,357		3,717		2,418
Total cost of operations	131,890		140,015		584,306		565,298		581,039
Operating income	10,891		20,835		80,974		43,680		14,995
Other income (expense)
Interest expense	(28,453)		(28,776)		(110,683)		(111,421)		(103,192)
Equity in income (loss) of affiliates	45,762		51,018		197,940		185,405		193,132
Loss on early retirement of debt					(5,599)		(4,945)
Loss on marketable securities-RealD							(12,610)
Other income	18		44		99		441		341
Total other income (expense)	17,452		23,669		83,140		58,436		91,526
Income before income taxes	28,343		44,504		164,114		102,116		106,521
Income taxes	(4,605)		2,086		(6,199)		(29,812)		(40,866)
Net income	32,948		42,418		170,313		131,928		147,387
Net income attributable to Cinemark USA, Inc.	32,948		42,418		170,313		131,928		147,387
Parent Company | National CineMedia LLC
Other income (expense)
Distributions from NCM	125		1,383		1,383		1,566		1,245
Subsidiary Guarantors
Revenues	224,204		249,596		1,040,394		995,704		1,030,777
Cost of operations
Theatre operating expenses	154,419		168,888		707,800		679,476		688,961
General and administrative expenses	18,006		17,694		73,862		62,379		57,695
Depreciation and amortization	15,436		14,218		60,568		76,603		79,469
Impairment of long-lived assets	85		44		1,329		479		4,072
(Gain) loss on sale of assets and other	(142)		586		10,898		4,789		3,897
Total cost of operations	187,804		201,430		854,457		823,726		834,094
Operating income	36,400		48,166		185,937		171,978		196,683
Other income (expense)
Interest expense	(2,478)		(2,606)		(10,187)		(10,556)		(11,213)
Equity in income (loss) of affiliates	19,361		14,908		54,783		54,922		48,772
Other income	3		15		111		265		3,064
Total other income (expense)	16,886		12,317		44,707		44,631		40,623
Income before income taxes	53,286		60,483		230,644		216,609		237,306
Income taxes	13,210		17,320		67,585		61,853		69,679
Net income	40,076		43,163		163,059		154,756		167,627
Net income attributable to Cinemark USA, Inc.	40,076		43,163		163,059		154,756		167,627
Subsidiary Non-Guarantors
Revenues	189,614		175,885		803,133		720,594		585,411
Cost of operations
Theatre operating expenses	141,695		129,329		577,149		534,023		437,380
General and administrative expenses	13,840		11,681		53,128		44,514		31,314
Depreciation and amortization	14,864		13,828		53,632		43,304		33,046
Impairment of long-lived assets	725		119		338		3,398		7,196
(Gain) loss on sale of assets and other	(415)		(62)		(87)		286		(6,746)
Total cost of operations	170,709		154,895		684,160		625,525		502,190
Operating income	18,905		20,990		118,973		95,069		83,221
Other income (expense)
Interest expense	(1,675)		(790)		(2,871)		(1,280)		(936)
Equity in income (loss) of affiliates	2,421		1,790		13,109		5,680		(3,467)
Other income	2,112		3,612		8,325		7,392		6,648
Total other income (expense)	8,836		11,260		37,992		34,387		24,358
Income before income taxes	27,741		32,250		156,965		129,456		107,579
Income taxes	2,226		8,715		64,830		41,831		29,788
Net income	25,515		23,535		92,135		87,625		77,791
Less: Net income attributable to noncontrolling interests	468		772		2,471		2,025		3,543
Net income attributable to Cinemark USA, Inc.	25,047		22,763		89,664		85,600		74,248
Subsidiary Non-Guarantors | National CineMedia LLC
Other income (expense)
Distributions from NCM	5,978		6,648		19,429		22,595		22,113
Eliminations
Revenues	(8,826)		(7,513)		(35,276)		(45,663)		(71,078)
Cost of operations
Theatre operating expenses	(8,826)		(7,513)		(35,276)		(45,663)		(71,078)
Total cost of operations	(8,826)		(7,513)		(35,276)		(45,663)		(71,078)
Other income (expense)
Interest expense			39		76		155		2,897
Equity in income (loss) of affiliates	(65,123)		(65,926)		(252,723)		(240,356)		(241,875)
Other income			(39)		(76)		(155)		(2,897)
Total other income (expense)	(65,123)		(65,926)		(252,723)		(240,356)		(241,875)
Income before income taxes	(65,123)		(65,926)		(252,723)		(240,356)		(241,875)
Net income	(65,123)		(65,926)		(252,723)		(240,356)		(241,875)
Net income attributable to Cinemark USA, Inc.	$ (65,123)		$ (65,926)		$ (252,723)		$ (240,356)		$ (241,875)

[1]	Includes amortization of favorable/unfavorable leases.
[2]	Includes amortization of debt issue costs.